Allowance for Loan Losses (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Composition of nonaccrual loans by class
Increase in non-performing loans	$ 9,480	$ 7,862
Commercial [Member]
Composition of nonaccrual loans by class
Increase in non-performing loans	437	329
Real estate - commercial [Member]
Composition of nonaccrual loans by class
Increase in non-performing loans	3,032	2,742
Other real estate construction [Member]
Composition of nonaccrual loans by class
Increase in non-performing loans	2,945	2,084
Real estate 1 - 4 family construction [Member]
Composition of nonaccrual loans by class
Increase in non-performing loans
Real estate - residential [Member]
Composition of nonaccrual loans by class
Increase in non-performing loans	2,507	2,441
Home equity [Member]
Composition of nonaccrual loans by class
Increase in non-performing loans	558	255
Consumer loans [Member]
Composition of nonaccrual loans by class
Increase in non-performing loans	1	11
Other loans [Member]
Composition of nonaccrual loans by class
Increase in non-performing loans		$ 1